Income tax (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended			36 Months Ended	96 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Income tax [Line Items]
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Accrued deferred tax liability	¥ 0	¥ 0		¥ 0	¥ 0
Operating Loss Carryforwards	295,238			295,238
Cayman [Member]
Income tax [Line Items]
Withholding Income Tax	0			0
BVI [Member]
Income tax [Line Items]
Withholding Income Tax	¥ 0			0
Hong Kong [Member]
Income tax [Line Items]
Income tax rate (as a percent)	16.50%	16.50%	16.50%
PRC [Member]
Income tax [Line Items]
Income tax rate (as a percent)	25.00%				25.00%
Tax exemption period following the first profitable year	2 years
Period for reduction in tax percentage	3 years
Reduction in tax rate for three years following the exemption period (as a percent)	50.00%
Percentage of research and development expenses entitled to claim by enterprise	150.00%
PRC withholding tax rate (as a percent)	10.00%
Aggregate undistributed earnings of subsidiaries available for distribution	¥ 4,784,432	¥ 3,090,721		¥ 4,784,432	¥ 3,090,721
Maximum period for claw back underpaid tax plus penalties and interest by tax authorities	5 years
Guangzhou Huaduo [Member]
Income tax [Line Items]
Preferential tax rate (as a percent)				15.00%
Guangzhou Huaduo [Member] | PRC [Member]
Income tax [Line Items]
Preferential tax rate (as a percent)	15.00%
Guangzhou Huanju Shidai [Member]
Income tax [Line Items]
Preferential tax rate (as a percent)	12.50%